DISPOSAL OF A SUBSIDIARY	6 Months Ended
Jun. 30, 2021
DISPOSAL OF A SUBSIDIARY
Note 4 - DISPOSAL OF A SUBSIDIARY

4. DISPOSAL OF A SUBSIDIARY

On June 22, 2021, the Company consummated the sale of its wholly-owned subsidiary, SinoPower Solar Investment Co. Limited (“Sinopower Solar”), to First Gain Global Limited (“First Gain”), a subsidiary of Kings Stone Energy Group, which is listed on Hong Kong Stock Exchange. The transaction was made pursuant to that certain Agreement for Sale and Purchase, dated May 31, 2021, by and among Sinopower Solar (HongKong) Co. Limited, Ng Hak Yiu and First Gain, under which First Gain purchased all of the equity securities of Sinopower Solar for consideration of HKG$8,000,000, or approximately US$1,030,000.

The Company’s subsidiary, Sinopower Solar Energy Engineering Co. Limited (“SPSE”) is a contractor for the design, supply and build of solar power systems to Sinopower Solar, and SPSE will continue providing such services to Sinopower Solar.

As a result, the Company recorded a gain of $103,746 from the disposal of a subsidiary for the six months ended June 30, 2021.